Liquidity And Going Concern (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss		$ (3,585)		$ (1,562)	$ (11,506)	$ (3,656)	$ (9,453)	$ (20,869)
Net cash used in operating activities					(2,977)	(2,550)	(3,373)	(10,297)
Cash and cash equivalents		543			543		57	1,527
Accumulated deficit		(413,289)			(413,289)		(401,783)	(392,292)
Net working capital		$ 4,600			4,600		5,500
Net proceeds from debt financings					1,244	$ 1,865	$ 3,068	5,294
Proceeds from sale of debt and equity securities					3,800
Proceeds from warrants exercised					900
Repayment of debt and accrued expenses					700
Net proceeds from issuance of common stock and warrants in public and private offerings					$ 2,578			$ 5,276
Subsequent Event [Member]
Net proceeds from issuance of common stock and warrants in public and private offerings	$ 200
Scenario, Forecast [Member]
Net proceeds from debt financings			$ 600
Repayments			$ 700